Note 2 - Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	1,909,764	1,022,195
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	425,274	383,321
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	58,155	0